Description of the Plans	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Description of Plan [Line Items]
Description of the Plans	Description of the Plans
General
The financial positions and changes in net assets of the Acuity Inc. 401(k) Plan (the "AYI Plan"), the Acuity Brands Lighting, Inc. 401(k) Plan for Hourly Employees (the "ABL Plan"), and the Holophane Division of Acuity Brands Lighting 401(k) Plan for Hourly Employees Covered by a Collective Bargaining Agreement (the "Holophane Plan") (collectively, the "Plans") are included in the accompanying financial statements. The investment assets of the Plans are included in the Acuity Inc. Defined Contribution Plans Master Trust (the "Acuity DC Trust"). The Plans are subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA").
Refer to the respective plan agreement for additional information about the Plans' eligibility, funding, allocation, vesting, and benefit provisions.
Eligibility and Forfeitures
Each of the Plans is a defined contribution plan. The Plans cover substantially all U.S. salaried, commissioned, and union and non-union hourly employees of Acuity Inc. and its subsidiaries ("Acuity," "we," "our," "us," or the "Company"). Employees may immediately participate upon attaining the age requirement of each respective plan.
The Plans provide that forfeitures of Company contributions may be used to pay plan administrative expenses or reduce future Company contributions. Forfeited nonvested accounts totaled $291,500 and $386,131 at December 31, 2025 and 2024, respectively. Employer contributions were reduced by forfeited nonvested accounts of $786,875 for the year ended December 31, 2025. No plan expenses were paid using forfeited nonvested accounts during the year ended December 31, 2025.
In the event of the cessation of operation of a plant or the discontinuance of a component of our business, plan participants identified for separation from the Company shall automatically become fully vested in employer contributions upon termination.
Administration
Administration of the Plans is the responsibility of our Investment Committee, members of which are designated by the President and Chief Executive Officer of the Company. Certain administrative expenses of the Plans were paid by the Company during the year ended December 31, 2025. The Investment Committee determines the appropriateness of the Plans' investment offerings and monitors investment performance.
Notes Receivable from Participants
Participant loans are reflected as notes receivable from participants on the Statements of Net Assets Available for Benefits. Participants may borrow the lesser of 50% of their vested balance or $50,000 (reduced by the participant's highest outstanding loan balance from the twelve months prior to the loan request). Participants agree to loan repayment terms upon endorsement of the borrowed funds. Participants within the AYI Plan and the ABL Plan may have up to two outstanding general-purpose loans during a calendar year. Participants within the Holophane Plan may have outstanding one general-purpose loan and one residential loan issued for the purchase of a primary residence during a calendar year. The loan interest rate is a fixed rate at the time the loan is taken out. The interest rate is set at one percent above the prime rate, as defined per the plan.
Loan repayments must be substantially equal in amount over the term of the loan and must be made by payroll deduction on an after-tax basis. General-purpose loans must be repaid within five years, and residential loans must be repaid within ten years.
Loan repayments may be suspended at our discretion for a period of not more than twelve months if a participant is on unpaid leave of absence, disability, or military service. Upon return, the loan will be amortized over the remaining initial loan repayment period.
Plan Termination
Although we intend for the Plans to be permanent, the Plan agreements provide us the right to discontinue contributions or to terminate the Plans at any time subject to the provisions of ERISA. In the event of a plan termination, participants shall be 100% vested in the balance of their accounts and their proportionate share of any future adjustments or forfeitures.
Parties-In-Interest and Related-Party Transactions
As of December 31, 2025 and 2024, the percentage of the Plans' net assets invested in the Acuity stock fund was approximately 2.0% and 2.1%, respectively. As described in Note 2 — Summary of Accounting Policies of the Notes to Financial Statements, the Plans paid certain expenses related to plan operations and investment activity to various service providers. The Plans also have outstanding notes receivable from participants. These transactions are party-in-interest transactions under ERISA.
Vesting
Participants are vested immediately in their contributions and the related earnings. Participants in the AYI Plan and the ABL Plan vest in employer contributions to their accounts ratably over a five-year service period. Participants in the Holophane Plan vest in our contributions to their accounts immediately upon the third anniversary of their hire date.
Payments of Benefits
On termination of service due to death, disability, or retirement, participants may elect to receive either a lump sum amount equal to the value of the vested interest in their accounts or annual installments over a ten-year period. For termination of service for other reasons, participants may receive the value of the vested interest in their accounts as a lump-sum distribution.
Participant Accounts
Each participant’s account is credited with the participant’s contributions and our matching contributions, as well as the applicable portion of net earnings/losses generated by the investment fund(s) selected by the participant. Net earnings/losses for each investment fund consist of both realized and unrealized gross earnings/losses, which are adjusted to incorporate fund management expenses specific to each investment fund. Additionally, participants are charged a quarterly administrative recordkeeping fee. We directly pay certain expenses of maintaining the Plans, which are excluded from these financial statements. Fees related to the administration of notes receivable from participants are charged directly to the participant's account. Participants are entitled to the benefits that can be provided from their vested accounts.
Contributions
The basis for determining Company contributions is outlined in the following table:

Plan Name	Employer Contributions
AYI Plan	Matching contribution of 60% up to 6% of participant compensation contributed. New hires are automatically enrolled at 3% contribution to the plan.
ABL Plan	Teamsters Local Union 673, IBEW Local 953, and non-union hourly associates have a matching contribution of 60% up to 6% of participant compensation contributed.
IBEW Local 613, IBEW Local 1048, IBEW Local 1710, and Teamsters Local Union 728 associates participating in the plan do not receive a matching contribution.
Holophane Plan
USW Local Nos. 4, 105, and 525 - Participating associates hired prior to August 5, 2002 receive an employer matching contribution of 30% up to 6% of compensation contributed, plus an additional basic employer contribution of 5% of annual compensation. Participating associates hired on or after August 5, 2002 receive an employer matching contribution of 60% up to 6% of compensation contributed.

Under all of the Plans, participants are able to contribute up to 100% of their compensation. Participants direct the investment of their contributions into various investment options offered by the Plans. Additionally, participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Participants may also contribute amounts representing distributions from other qualified plans. Participants may make traditional or Roth contributions in the Plans. Contributions are subject to certain Internal Revenue Service ("IRS") limitations.
Plan Amendments
Effective December 29, 2025 , the Plans were amended and restated primarily to change the employer’s legal name from Acuity Brands, Inc. to Acuity Inc and to merge the QSC, LLC 401(k) Retirement Savings Plan (the "QSC Plan") into the Plans. Refer to Note 9 — Acquisitions